MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN
12.	Mainland China contribution plan

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. The total contribution for such employee benefits was $2.5 million, $3.7 million and $6.1 million for the years ended December 31, 2009, 2010 and 2011, respectively.